Investments - Schedule of Long-Term Investment (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Long-Term Investment [Abstract]
Beginning balance	$ 11,004,115	$ 14,857,156
Proportionate share of the equity investee’s net loss	(33,003)	(93,799)
Foreign currency translation adjustment	352,035	(489,190)
Ending balance	$ 11,323,147	$ 14,274,167